REVENUE - Disaggregation of revenue (Details) t in Thousands, $ in Thousands, ft³ in Billions	1 Months Ended		12 Months Ended
	Jul. 31, 2022 t	Jul. 31, 2021 t	Dec. 31, 2024 USD ($) $ / barrel t	Dec. 31, 2023 USD ($) t	Dec. 31, 2022 USD ($) t	Mar. 31, 2021 ft³
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 260,372	$ 298,429	$ 267,740
Oil price per barrel (in dollars per barrel) | $ / barrel			60
Capacity, cubic feet | ft³						500.0
Contract with customer, liability, noncurrent			$ 2,145	6,276
Decrease in revenue, demurrage cost			800	300	1,600
Decrease in revenue, liquidated damages			$ 600	600	$ 600
Other operating income
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization				$ 15,700
Hilli LLC
Disaggregation of Revenue [Line Items]
2022 Underutilization, tons | t				40
Annual capacity, tons | t					1,400
2023 Contracted capacity, tons | t				1,440
Capacity utilization of Hilli (in tons) | t	200	200
Utilization (in tons) | t			1,400
Hilli LLC | Maximum
Disaggregation of Revenue [Line Items]
Capacity utilization of Hilli (in tons) | t	400
Hilli | Underutilization liability
Disaggregation of Revenue [Line Items]
Increase (decrease) in contract with customer, liability				$ 35,800
Contract with customer, liability, noncurrent					$ 35,800
Golar Tundra
Disaggregation of Revenue [Line Items]
Total operating revenues				13,800
Base tolling fee
Disaggregation of Revenue [Line Items]
Total operating revenues			$ 204,501	204,501	204,501
Liquefaction services revenue
Disaggregation of Revenue [Line Items]
Total operating revenues			224,959	245,418	213,970
Amortization of deferred commissioning period revenue			4,131	4,120	4,120
Amortization of Day 1 gains			12,575	12,541	22,608
Overproduction / (underutilization)			102	20,129	(20,089)
Incremental base tolling fee			5,000	5,000	5,000
Other			(1,350)	(873)	(2,170)
Liquefaction services revenue | Sales
Disaggregation of Revenue [Line Items]
Revenue from contract with customer, overproduction to compensate 2022 underutilization				20,100
Vessel management fees and other revenues
Disaggregation of Revenue [Line Items]
Total operating revenues			23,067	35,086	44,085
Management fee revenue			22,632	20,983	27,916
Service revenue			0	13,798	14,423
Other revenues			$ 435	$ 305	$ 1,746